UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Short-Term Bond Fund of AmericaSM
Investment portfolio

May 31, 2008
 unaudited

Bonds & notes — 76.54%	Principal Amount (000)	Market Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 22.35%
U.S. Treasury 4.75% 2008	$5,000	$5,078
U.S. Treasury 3.50% 2009	1,000	1,015
U.S. Treasury 4.875% 2009	2,000	2,049
U.S. Treasury 6.00% 2009	4,000	4,170
U.S. Treasury 4.75% 2010	2,500	2,593
U.S. Treasury 5.75% 2010	3,000	3,193
U.S. Treasury 6.50% 2010	5,000	5,325
U.S. Treasury 4.50% 2011	5,000	5,218
U.S. Treasury 4.625% 2011	5,500	5,777
U.S. Treasury 4.875% 2011	5,000	5,277
U.S. Treasury 3.00% 2012[1,2]	1,187	1,291
U.S. Treasury 3.875% 2012	5,000	5,118
U.S. Treasury 4.25% 2012	6,000	6,235
U.S. Treasury 4.625% 2012	2,000	2,101
U.S. Treasury 4.75% 2012	7,500	7,909
U.S. Treasury 2.75% 2013	1,000	972
U.S. Treasury 3.625% 2013	3,000	3,032
U.S. Treasury 3.875% 2013	5,000	5,108
U.S. Treasury 12.00% 2013	1,000	1,019
U.S. Treasury 13.25% 2014	1,000	1,100
Fannie Mae 3.10% 2008	500	501
Fannie Mae 4.40% 2008	1,500	1,505
Fannie Mae 7.125% 2010	5,000	5,381
Fannie Mae 5.00% 2011	5,000	5,199
Fannie Mae 5.50% 2011	2,000	2,104
Fannie Mae 6.00% 2011	12,000	12,799
Fannie Mae 6.125% 2012	7,000	7,551
Fannie Mae 4.625% 2013	3,000	2,959
Freddie Mac 4.875% 2008	2,000	2,013
Freddie Mac 4.90% 2008	3,000	3,030
Freddie Mac 5.25% 2009	4,000	4,098
Freddie Mac 4.125% 2010	5,000	5,094
Freddie Mac 5.25% 2011	12,000	12,557
Freddie Mac 5.875% 2011	4,000	4,176
Freddie Mac 4.75% 2012	5,000	5,153
Federal Home Loan Bank 2.50% 2009	5,000	4,973
Federal Home Loan Bank 3.50% 2009	3,000	3,016
Federal Home Loan Bank 4.375% 2009	3,500	3,563
Federal Home Loan Bank 5.25% 2009	3,000	3,083
Federal Home Loan Bank 2.875% 2011	10,000	9,805
Federal Agricultural Mortgage Corp. 5.50% 2011[3]	7,000	7,304
		179,444

MORTGAGE-BACKED OBLIGATIONS[4] — 18.62%
Fannie Mae 4.50% 2020	5,688	5,586
Fannie Mae 4.50% 2020	4,800	4,714
Fannie Mae 4.50% 2021	4,771	4,659
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	805	796
Fannie Mae 6.176% 2037[5]	1,832	1,876
Fannie Mae 6.80% 2037[5]	1,272	1,312
Fannie Mae 4.988% 2038[5]	4,947	5,005
Fannie Mae 5.495% 2038[5]	5,637	5,736
Freddie Mac 5.483% 2037[5]	2,782	2,846
Freddie Mac 5.694% 2037[5]	2,966	3,009
Freddie Mac 5.73% 2037[5]	2,237	2,280
Freddie Mac 5.803% 2037[5]	2,719	2,769
Freddie Mac 5.875% 2037[5]	682	697
Freddie Mac 6.226% 2037[5]	2,978	3,010
Freddie Mac 6.338% 2037[5]	1,553	1,591
Freddie Mac 5.213% 2038[5]	5,000	5,058
Freddie Mac 5.542% 2038[5]	5,845	5,935
Freddie Mac 5.607% 2038[5]	275	279
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	3,456	3,422
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,000	995
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	576	572
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	1,797	1,773
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	1,000	1,002
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	1,250	1,237
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[5]	1,731	1,725
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	1,000	1,000
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	2,500	2,420
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[3]	5,000	5,356
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	1,000	978
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A-2, 5.868% 2032[5]	4,000	4,056
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	583	582
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 2042[5]	1,550	1,540
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 2042[5]	2,700	2,737
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	846	819
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.069% 2036[5]	1,792	1,750
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.345% 2037[5]	1,800	1,747
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 3.084% 2018[3,5]	4,000	3,993
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	1,378	1,364
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-6A, 5.11% 2042[5]	1,000	982
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-1, 5.203% 2045	1,596	1,597
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 2.513% 2046[5]	4,015	3,756
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	235	227
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.10% 2047[5]	3,640	3,524
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	1,880	1,857
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	1,599	1,606
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A-2, 4.10% 2038	750	745
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	1,000	994
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-4, 4.547% 2041	1,750	1,706
Bank of America 5.50% 2012[3]	3,000	3,115
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	500	495
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 2045[5]	590	590
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	2,000	1,985
HBOS Treasury Services PLC 5.00% 2011[3]	3,000	3,058
J.P. Morgan Alternative Loan Trust, Series 2006-S4, Class A-1-A, 5.44% 2036[5]	416	401
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 3-A-1, 5.936% 2036[5]	2,652	1,927
J.P. Morgan Alternative Loan Trust, Series 2006-A3, Class 2-A-1, 6.068% 2036[5]	912	688
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	657	669
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,003	1,038
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	1,300	1,293
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	2,000	2,021
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-1, 4.446% 2042	36	36
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	500	500
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[5]	440	442
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	880	852
Wells Fargo Mortgage-backed Securities Trust, Series 2004-H, Class A-1, 4.527% 2034[5]	1,945	1,876
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	1,000	994
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1, 3.466% 2039	33	33
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	300	299
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-1, 4.367% 2039	241	240
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 2040[5]	1,000	1,002
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-1, 5.725% 2049[5]	2,422	2,449
Nationwide Building Society, Series 2007-2, 5.50% 2012[3]	1,500	1,525
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,375	1,362
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	1,173	1,082
IndyMac INDX Mortgage Loan Trust, Series 2005-AR5, Class 1-A-1, 5.848% 2035[5]	1,304	1,073
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class III-A-1, 5.823% 2036[5]	1,141	1,007
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.451% 2019[3,5]	1,026	935
Chase Mortgage Finance Trust, Series 2003-S2, Class A-1, 5.00% 2018	775	750
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	785	727
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	568	564
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	505	500
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.978% 2036[5]	417	388
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.123% 2033[5]	360	350
		149,486

ASSET-BACKED OBLIGATIONS[4] — 18.59%
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.728% 2013[5]	7,500	7,300
Citibank Credit Card Issuance Trust, Class 2001-A7, 2.811% 2013[5]	2,000	1,955
Citibank Credit Card Issuance Trust, Series 2006, Class A4, 5.45% 2013	585	599
Citibank Credit Card Issuance Trust, Class 2007-A7, 2.829% 2014[5]	3,000	2,930
Nissan Auto Lease Trust, Series 2008-A, Class A-2a, 4.27% 2010	7,000	7,005
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	1,500	1,507
Discover Card Execution Note Trust, Series 2008-2, Class A, 3.514% 2012[5]	3,000	3,008
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	5,000	5,020
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	1,104	1,083
Triad Automobile Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.42% 2013	2,475	2,418
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	4,000	3,779
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 2.544% 2013[3,5]	1,500	1,443
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3]	4,000	3,830
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 2.564% 2015[3,5]	2,000	1,780
American Express Credit Account Master Trust, Series 2005-5, Class A, 2.554% 2013[5]	2,100	2,069
American Express Credit Account Master Trust, Series 2008-1, Class A, 2.964% 2013[5]	5,000	4,959
CarMax Auto Owner Trust, Series 2007-3, Class A-3a, 5.19% 2011	2,000	2,001
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	4,919
BA Credit Card Trust, Series 2006-6, Class A, 2.544% 2013[5]	4,000	3,904
BA Credit Card Trust, Series 2008-1, Class A-1, 3.094% 2013[3,5]	2,000	1,990
BA Credit Card Trust, Series 2006-A16, Class A, 4.72% 2013	900	909
Capital One Multi-asset Execution Trust, Series 2003-4, Class A, 3.65% 2011	2,000	1,999
Capital One Multi-asset Execution Trust, Series 2005-8, Class A, 4.40% 2011	500	502
Capital One Multi-asset Execution Trust, Series 2006-2, Class A, 4.85% 2013	825	823
Capital One Multi-asset Execution Trust, Series 2008-5, Class A, 4.85% 2014	3,000	3,021
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	1,751	1,754
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-1, 4.85% 2011	1,064	1,070
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	360	360
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-4, 4.37% 2014	975	970
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	2,000	2,036
Chase Issuance Trust, Series 2007-A9, Class A, 2.544% 2014[5]	6,000	5,806
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	5,750	5,579
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	2,000	2,023
DaimlerChrysler Auto Trust, Series 2008-B, Class A-3-A, 4.71% 2012	3,000	2,993
Discover Card Master Trust I, Series 2006-1, Class A2, 2.564% 2013[5]	4,750	4,593
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	3,500	3,446
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	3,500	3,410
Susquehanna Auto Lease Trust, Series 2007-1, Class A-2, 5.32% 2009[3]	1,356	1,361
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[3]	2,000	2,023
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[5]	1,500	1,059
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[5]	2,272	2,241
CPS Auto Receivables Trust, Series 2006-D, Class A-2, FSA insured, 5.318% 2010[3]	590	589
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[3]	1,500	1,357
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[3]	1,000	955
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	1,250	1,266
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	1,500	1,508
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-2, 3.78% 2010	164	164
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-3, 4.13% 2013	2,225	2,224
AmeriCredit Automobile Receivables Trust, Series 2004-C-A, Class A-4, AMBAC insured, 3.61% 2011	116	112
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	1,500	1,357
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	1,000	906
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	2,234	2,247
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	2,000	2,088
BMW Vehicle Lease Trust, Series 2007-1, Class A-3B, 2.754% 2013[5]	2,000	1,981
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 2.664% 2014[5]	2,000	1,950
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	2,000	1,944
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	1,523	1,554
Consumer Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	1,500	1,533
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A-2, 4.49% 2035[5]	112	109
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-2A, 2.543% 2036[5]	1,500	1,396
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[3]	1,500	1,477
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,470
CWABS, Inc., Series 2006-24, Class 2-A-3, 2.543% 2037[5]	2,000	1,425
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[5]	1,510	1,409
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	1,500	1,396
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	1,000	1,013
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	1,000	959
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	932	886
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH2, Class A-F-1-B, 5.859% 2036[5]	779	763
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[5]	1,500	675
Specialty Underwriting and Residential Finance Trust, Series 2005-AB3, Class A-2B, 2.643% 2036[5]	399	387
Drivetime Auto Owner Trust, Series 2006-B, Class A-2, MBIA insured, 5.315% 2010[3]	265	265
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	210	212
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	198	145
		149,199

CORPORATE BONDS & NOTES — 16.62%
Financials — 9.29%
Berkshire Hathaway Finance Corp. 4.60% 2013[3]	6,625	6,599
Jackson National Life Global 3.016% 2009[3,5]	2,000	1,996
Jackson National Life Global 5.375% 2013[3]	3,750	3,706
JPMorgan Chase & Co. 5.60% 2011	2,000	2,044
JPMorgan Chase Bank & Co. 5.375% 2012	2,000	2,022
JPMorgan Chase & Co. 4.75% 2013	1,500	1,474
New York Life Global Funding 5.25% 2012[3]	2,500	2,510
New York Life Global Funding 4.65% 2013[3]	3,000	2,964
Principal Life Insurance Co. 5.30% 2013	5,000	4,991
Prudential Financial, Inc., Series D, 5.10% 2011	1,000	993
Prudential Financial, Inc., Series D, 5.15% 2013	4,000	3,938
Wells Fargo & Co. 4.375% 2013	4,500	4,390
Bank of New York Mellon Corp., Series G, 4.95% 2012	4,000	4,029
Allstate Life Global Funding Trust, Series 2008-1, 3.246% 2010[5]	2,000	1,983
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,004
Wachovia Bank NA 3.10% 2009[5]	1,500	1,482
Wachovia Corp. 5.50% 2013	2,000	1,980
Principal Life Insurance Co. 6.25% 2012[3]	3,200	3,350
American Express Co. 4.75% 2009	1,500	1,501
American Express Centurion Bank 5.55% 2012	1,000	991
Monumental Global Funding 5.50% 2013[3]	2,490	2,478
Bank of America Corp. 4.90% 2013	2,500	2,469
Citigroup Inc. 5.50% 2013	2,000	1,994
Hartford Life Insurance Co. 2.813% 2012[5]	2,000	1,976
Metropolitan Life Global Funding I, 5.125% 2013[3]	2,000	1,972
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	2,000	1,954
Abbey National PLC 6.70% (undated)[5]	1,025	1,019
Northern Trust Corp. 5.20% 2012	1,000	1,011
Lincoln National Corp. 5.65% 2012	1,000	994
Morgan Stanley, Series F, 5.75% 2012	1,000	988
Merrill Lynch & Co., Inc., Series C, 3.244% 2012[5]	1,000	951
Lehman Brothers Holdings Inc., Series I, 2.778% 2010[5]	1,000	940
Marshall & Ilsley Corp. 3.328% 2012[5]	1,000	874
		74,567

Industrials — 2.47%
General Electric Capital Corp., Series A, 4.80% 2013	8,000	7,963
Canadian National Railway Co. 4.95% 2014	5,000	4,969
Caterpillar Financial Services Corp., Series F, 4.85% 2012	2,000	1,997
Caterpillar Financial Services Corp., Series F, 4.25% 2013	1,000	975
John Deere Capital Corp., Series D, 4.50% 2013	2,000	1,974
Honeywell International Inc. 4.25% 2013	2,000	1,970
		19,848

Telecommunication services — 1.52%
AT&T Inc. 4.95% 2013	5,500	5,489
Verizon Global Funding Corp. 7.25% 2010	1,000	1,071
Verizon Communications Inc. 5.25% 2013	3,000	3,028
Singapore Telecommunications Ltd. 6.375% 2011[3]	2,500	2,619
		12,207

Health care — 1.38%
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	7,977
AstraZeneca PLC 5.40% 2012	3,000	3,061
		11,038

Utilities — 0.60%
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	3,768
Southern Co., Series 2007-A, 5.30% 2012	1,000	1,019
		4,787

Consumer discretionary — 0.50%
McDonald’s Corp., Series I, 4.30% 2013	2,500	2,470
Walt Disney Co. 4.70% 2012	1,500	1,508
		3,978

Energy — 0.37%
BP Capital Markets PLC 3.01% 2010[5]	3,000	3,002

Consumer staples — 0.25%
PepsiCo, Inc. 4.65% 2013	2,000	2,027

Information technology — 0.13%
Cisco Systems, Inc. 5.25% 2011	1,000	1,028

Materials — 0.11%
E.I. du Pont de Nemours and Co. 5.00% 2013	910	916

Total corporate bonds & notes		133,398

MUNICIPALS — 0.36%
State of Wisconsin, General Fund Annual Appropriation Refunding Bonds, Series 2008-A, FSA insured, 3.479% 2011	3,000	2,918

Total bonds & notes (cost: $620,253,000)		614,445

Short-term securities — 22.37%

General Electric Capital Corp. 2.32% due 6/2/2008	17,900	17,897
CAFCO, LLC 2.75% due 6/6/2008[3]	10,000	9,995
Ciesco LLC 2.75% due 6/9/2008[3]	6,000	5,996
Eaton Corp. 2.68% due 6/13/2008[3]	15,000	14,986
CBA (Delaware) Finance Inc. 2.66%–2.71% due 6/30–7/11/2008	14,900	14,858
Toronto-Dominion Holdings USA Inc. 2.56% due 6/4/2008[3]	12,600	12,596
AstraZeneca PLC 2.82% due 6/10/2008[3]	10,000	9,992
Harley-Davidson Funding Corp. 2.12% due 8/6/2008[3]	10,000	9,951
Freddie Mac 2.16% due 6/27/2008	8,300	8,291
GlaxoSmithKline Finance PLC 2.15% due 7/28/2008[3]	8,000	7,967
Westpac Banking Corp. 2.50% due 6/5/2008[3]	7,950	7,947
BASF AG 2.17% due 6/20/2008[3]	7,000	6,992
Enterprise Funding Corp. 2.62% due 7/14/2008[3]	7,000	6,976
Eksportfinans ASA 2.50% due 8/4/2008[3]	6,400	6,370
Jupiter Securitization Co., LLC 2.55% due 7/1/2008[3]	5,600	5,588
IBM International Group Capital LLC 2.10% due 6/20/2008[3]	5,000	4,992
Variable Funding Capital Corp. 2.70% due 7/8/2008[3]	5,000	4,984
Brown-Forman Corp. 2.15% due 7/7/2008[3]	4,900	4,887
American Honda Finance Corp. 2.15% due 8/4/2008	3,800	3,782
Federal Home Loan Bank 2.07% due 6/6/2008	3,450	3,449
Danske Corp. 2.40% due 7/15/2008[3]	3,200	3,190
HSBC USA Inc. 2.65% due 7/8/2008	3,100	3,091
Honeywell International Inc. 2.07% due 7/23/2008[3]	2,900	2,889
John Deere Capital Corp. 2.02% due 7/16/2008[3]	1,000	997
Private Export Funding Corp. 2.18% due 6/5/2008[3]	900	900

Total short-term securities (cost: $179,586,000)		179,563

Total investment securities (cost: $799,839,000)		794,008
Other assets less liabilities		8,732

Net assets		$802,740

[1]	Index-linked bond whose principal amount moves with a government retail price index.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $1,291,000, which represented .16% of the net assets of the fund.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $201,137,000, which represented 25.06% of the net assets of the fund.

[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically.

Federal income tax information	(dollars in in thousandss))

Gross unrealized appreciation on investment securities	$3,357
Gross unrealized depreciation on investment securities	(9,200)
Net unrealized depreciation on investment securities	(5,843)
Cost of investment securities for federal income tax purposes	799,851

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-948-0708O-S15880

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA, INC.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: July 29, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: July 29, 2008